One-Percentage Rate Change in Assumed Health Care Cost Trend Rates and Its Effects on Accumulated Postretirement Benefit Obligation (Detail) $ in Thousands	9 Months Ended
Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
Defined benefit plan, effect of one percentage point increase on accumulated postretirement benefit obligation	$ 10,715
Defined benefit plan, effect of one percentage point increase on aggregate service and interest cost	208,009
Defined benefit plan, effect of one percentage point decrease on accumulated postretirement benefit obligation	9,603
Defined benefit plan, effect of one percentage point decrease on aggregate service and interest cost	$ 188,345